Organization, Nature of Business and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements include those of Carmike and its wholly owned subsidiaries, after elimination of all intercompany accounts and transactions. When the Company has a non-controlling interest in an entity, it accounts for the investment using the equity method. The Company has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”).

Accounting Estimates

Accounting Estimates

In the preparation of financial statements in conformity with GAAP, management must make certain estimates, judgments and assumptions. These estimates, judgments and assumptions are made when accounting for items and matters such as, but not limited to, depreciation, amortization, asset valuations, impairment assessments, lease classification, employee benefits, income taxes, reserves and other provisions and contingencies. These estimates are based on the information available when recorded. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements, as well as the reported amounts of revenue and expenses during the periods presented. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions. Changes in estimates are recognized in the period they are determined.

Concentration of Risk

Concentration of Risk

The Company purchases substantially all of its concession and janitorial supplies, except for beverage supplies, from Continental Concession Supplies, Inc. (“CCSI”). The Company is a significant customer of CSSI. If this relationship was disrupted, the Company could be forced to negotiate a number of substitute arrangements with alternative vendors which are likely to be, in the aggregate, less favorable to the Company.

Revenue Recognition

Revenue Recognition

Admissions and concessions revenue is recognized at the point of sale for tickets and concessions. Sales taxes collected from customers are excluded from revenue and are recorded in accrued expenses in the accompanying consolidated balance sheets. Other revenues primarily consist of on-screen advertising. Screen advertising revenues are recognized over the period that the related advertising is delivered on-screen or in-theatre.

The Company records proceeds from the sale of gift cards and other advanced sale certificates in current liabilities and recognizes admission and concessions revenue when a holder redeems a gift card or other advanced sale certificate. The Company recognized revenue from unredeemed gift cards and other advanced sale certificates upon the later of expiration of the cards or when redemption becomes unlikely. The Company’s conclusion that redemption is unlikely is based on an analysis of historical trends. Revenue recognized related to unredeemed gift cards and other advanced sale certificates totaled $1,081, $500 and $1,319 in 2014, 2013 and 2012, respectively.

Film Exhibition Costs

Film Exhibition Costs

Film exhibition costs vary according to box office admissions and are accrued based on the Company’s terms and agreements with movie distributors. Some agreements provide for rental fees based on “firm terms” which are negotiated and established prior to the opening of the picture. These agreements usually provide for either a decreasing percentage of box office admissions to be paid to the movie studio over the first few weeks of the movie’s run, subject to a floor for later weeks or a set percentage for the entire run of the film with no adjustments. Where firm terms do not apply, film exhibition costs are accrued based on the expected success of the film over a thirty to sixty day period and estimates of the final settlement with the movie studio. Settlements between the Company and the movie studios are typically completed three to four weeks after the movie’s run and have not historically resulted in significant adjustments to amounts previously recorded.

Comprehensive Income	Comprehensive Income The Company has no other comprehensive income items.
Segment Reporting	Segment Reporting The Company’s chief operating decision maker currently manages the business as one operating segment. The Company’s measure of segment profit is consolidated operating income.
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are highly liquid investments with original maturities of three months or less at the date of purchase and consist primarily of money market accounts and deposits with banks that are federally insured in limited amounts. Payment due from banks for third-party credit and debit card transactions are generally received within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. Such amounts due from banks for credit and debit card transactions are also classified as cash and cash equivalents and aggregated $3,128 and $5,174 at December 31, 2014 and 2013, respectively.

Restricted Cash	Restricted Cash Certain balances due to third parties are classified as restricted cash.
Accounts Receivable

Accounts Receivable

Accounts receivable consists of amounts owed primarily for vendor rebates and amounts due from advertisers. We have determined that no allowance for doubtful accounts is required as of December 31, 2014 and 2013 based on historical experience that payment is received in full.

Inventories	Inventories Inventories consist principally of concessions and theatre supplies and are stated at the lower of cost (first-in, first-out method) or market.
Property and Equipment

Property and Equipment

Property and equipment are carried at cost (reduced for any impairment charges), net of accumulated depreciation and amortization.

Depreciation and amortization is computed on a straight-line basis as follows:

Buildings and building improvements	15-30 years
Leasehold improvements	15-30 years	*
Assets under capital leases	11-25 years	*
Equipment	5-15 years

*	Based on the lesser of the useful life of the asset or the term of the applicable lease.

Included in buildings and building improvements are assets subject to financing leases with costs of $152,244 and $153,729 at December 31, 2014 and 2013, respectively, and accumulated depreciation of $41,409 and $36,003 at December 31, 2014 and 2013, respectively.

The Company records the fair value of a liability for an asset retirement obligation in the period in which it is incurred (typically when a new lease is finalized) and capitalizes that amount as part of the book value of the long-lived asset. Over time, the liability is accreted to its present value, and the capitalized cost is depreciated over the estimated useful life of the related asset. Asset retirement obligations are not material as of December 31, 2014 and 2013

Acquisitions

Acquisitions

The Company accounts for acquisitions under the acquisition method of accounting. The acquisition method requires that the acquired assets and liabilities, including contingencies, be recorded at fair value determined on the acquisition date and changes thereafter reflected in income. For significant acquisitions, the Company has obtained assistance from third-party valuation specialists in order to assist in the Company’s determination of fair value. The Company provides the assumptions, including both qualitative and quantitative information, about the specified asset or liability to the third party valuation firm and evaluates the appropriateness of their valuation methodology. The estimation of the fair values of the assets acquired and liabilities assumed involves a number of estimates and assumptions that could differ materially from the actual amounts recorded. Significant estimates and assumptions include useful lives, condition of specific assets, future theatre revenue and cash flow projections, fair value interest rates on lease obligations, discount rates and market values of comparable assets. Historically, the estimates made have not resulted in significant subsequent changes.

Goodwill

Goodwill

In accordance with Accounting Standards Codification (“ASC”) 350, “Intangibles-Goodwill and Other” (“ASC 350”), goodwill is not amortized. The Company evaluates goodwill for impairment on an annual basis, on December 31, or more frequently if events occur that may be indicative of impairment. The Company is a single reporting unit. The carrying amount of goodwill at December 31, 2014 and 2013 was $125,515 and $74,377, respectively.

The Company has an option to make a qualitative assessment of its reporting unit’s goodwill for impairment. If the Company chooses to perform a qualitative assessment and determines that the fair value more likely than not exceeds the carrying value, no further evaluation is necessary. If the Company chooses not to perform a qualitative assessment, it performs an impairment test for goodwill using a two-step approach, which is performed at the entity level as the Company has one reporting unit. Step 1 compares the fair value of the reporting unit to its carrying value including goodwill. If the carrying value exceeds the fair value, there is a potential impairment and Step 2 must be performed. If a Step 2 analysis is required, the Company allocates the estimated fair value of the reporting unit to its assets and liabilities, including intangible assets. The residual amount, following this allocation process, is deemed to be the implied fair value of the goodwill. Fair value is determined by using management’s expectations of cash flows in the next five years plus an expected residual value; a discount factor, approximating the weighted-average cost of capital using market participant assumptions; and cash expected to be paid for federal and state income taxes. An impairment charge is recorded to the extent the carrying value of the goodwill exceeds its implied fair value. The Company’s Step 1 impairment analysis of goodwill under ASC 350 did not result in any impairment for any periods presented.

Fair Value Measurements

Fair Value Measurements

The methods and assumptions used to estimate fair value are as follows:

Cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities:

The carrying amounts approximate fair value because of the short maturity of these instruments.

Long-term debt, excluding capital leases and financing obligations:

The fair value of the senior secured term loan is estimated based on quoted market prices on the date of measurement. See Note 7—Debt.

Assets acquired and liabilities assumed in business combinations:

See Note 4—Acquisitions for fair value of assets acquired.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are tested for recoverability whenever events or circumstances indicate that the assets’ carrying values may not be recoverable. The Company performs its impairment analysis at the individual theatre level, the lowest level of independent identifiable cash flow. Management reviews all available evidence when assessing long-lived assets for impairment, including negative trends in theatre-level cash flow, the impact of competition, the age of the theatre, and alternative uses of the assets. The Company’s evaluation of negative trends in theatre level cash flow considers seasonality of the business, with significant revenues and cash-flow being generated in the summer and year-end holiday season. Absent any unusual circumstances, management evaluates new theatres for potential impairment only after a theatre has been open and operational for a sufficient period of time to allow its operations to mature.

For those assets that are identified as potentially being impaired, if the undiscounted future cash flows from such assets are less than the carrying value, the Company recognizes a loss equal to the difference between the carrying value and the assets’ fair value. The fair value of the assets is primarily estimated using the discounted future cash flow of the assets with consideration of other valuation techniques and using assumptions consistent with those used by market participants. Significant judgment is involved in estimating cash flows and fair value; significant assumptions include attendance levels, admissions and concessions pricing, and the weighted average cost of capital. Management’s estimates are based on historical and projected operating performance.

For the years ended December 31, 2014, 2013 and 2012, the Company recorded impairment charges from continuing operations of $3,212, $3,726 and $4,227, respectively, that were primarily a result of deterioration in the full-year operating results of certain theatres, the result of continued deterioration of certain previously impaired theatres, competition in the market where the Company operates one theatre and the Company’s plan to replace two owned theatres prior to the end of their useful lives. See Note 3—Impairment of Property and Equipment.

Deferred Revenue

Deferred Revenue

Deferred revenue relates primarily to the amount the Company received for entering into the long-term exhibition agreement with Screenvision Exhibition, Inc. (“Screenvision”) in October 2010 as described in Note 11- Screenvision Transaction, cash received from the sale of discount tickets and gift cards and amounts received in connection with vendor marketing programs. Deferred revenue related to the sale of discount tickets and gift cards are recognized as revenue as described in this Note 2 under “Revenue Recognition.” The amount the Company received for entering in the long-term exhibition agreement with Screenvision will be amortized to concessions and other revenue over the 30 year term of the agreement.

Discontinued Operations

Discontinued Operations

Prior to the Company’s adoption of Accounting Standards Update (“ASU”) 2014-08 (“ASU 2014-08”), theatres in which the Company no longer had continuing involvement in the theatre operations and the cash flows had been eliminated were reported as discontinued operations when the Company no longer had operations in a given market. The results of operations for theatres that have been disposed of or classified as held for sale in prior periods have been eliminated from the Company’s continuing operations and classified as discontinued operations for each period presented within the Company’s condensed consolidated statements of operations. See Note 13—Discontinued Operations.

Income Taxes

Income Taxes

The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities. The Company regularly assesses the probability that the deferred tax asset balance will be recovered against future taxable income, taking into account such factors as earnings history, carryback and carryforward periods, limitations imposed by The Internal Revenue Code, and tax strategies. When the indications are that realization is unlikely, a valuation allowance is established against the deferred tax asset, increasing income tax expense in the year that conclusion is made.

The accounting for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and disclosure. The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Interest and penalties related to unrecognized tax benefits are recorded in interest expense and general and administrative expenses, respectively, in the Company’s consolidated statements of operations. See Note 9—Income Taxes.

Advertising

Advertising

Advertising costs are expensed as incurred and included in film exhibition costs in the accompanying consolidated statements of operations. Advertising expenses totaled $2,927, $2,674 and $1,927 in 2014, 2013 and 2012, respectively.

Concession Costs	Concession Costs The Company records payments from vendors as a reduction of concession costs when earned.
Loyalty Program

Loyalty Program

Members of the Carmike Rewards program earn points for each dollar spent on admissions and concessions at our theatres and earn concession or ticket awards once designated point thresholds have been met. We believe that the value of the awards granted to our Carmike Rewards members is insignificant compared to the value of the transactions necessary to earn the award. The Company records the estimated incremental cost of providing the awards based on the points earned by the members. The Carmike Rewards program commenced on October 1, 2010 and the costs of awards earned for the years ended December 31, 2014, 2013 and 2012 are not significant to our consolidated financial statements.

Stock Based Compensation

Stock Based Compensation

Compensation expense for all stock-based compensation benefits is recognized over the requisite service period at the estimated fair value of the award at grant date. See Note 10—Stockholders’ Equity for a description of the Company’s stock plans and related disclosures.

Leases

Leases

The Company operates most of its theatres under non-cancelable lease agreements with initial base terms ranging generally from 15 to 20 years, and classifies these as operating, capital or financing based on an assessment at lease inception or renewal and when a modification is made to a lease. These leases generally provide for the payment of fixed monthly rentals, property taxes, common area maintenance, insurance, repairs and some of these leases provide for escalating payments over the lease period. The Company, at its option, can renew most of its leases at defined or then fair rental rates over varying periods. The Company generally does not consider the exercise of the renewal options as reasonably assured at lease inception for purposes of evaluating lease classification.

Several leases have a contingent component called percentage rent within the lease agreement. Percentage rent is generally based on a percentage of revenue in excess of a stated annual minimum as described within the lease. The Company recognizes contingent rent expense prior to achievement of the fixed breakpoint when it becomes probable that the breakpoint will be achieved. Contingent payments under capital leases and arrangements accounted for as financing obligations are charged to interest expense.

For leases classified as operating leases, the Company records rent expense on a straight-line basis, over the lease term, beginning with the date the Company has access to the property which in some cases is prior to commencement of lease payments. Accordingly, expense recognized in excess of lease payments is recorded as a deferred rent liability and is amortized to rental expense over the remaining term of the lease. The portion of our deferred rent liability that will be amortized to rent expense beyond one year is classified in other long-term liabilities. In some leases, the Company funded costs to the benefit of the landlord, which have been recorded as prepaid rent and amortized over the term of the lease on a straight-line basis.

For leases that are classified as capital leases, the property is recorded as a capital lease asset and a corresponding amount is recorded as a capital lease obligation in an amount equal to the lesser of the present value of minimum lease payments to be made over the lease life or the fair value of the property being leased. The Company amortizes its capital lease assets on a straight-line basis over the lesser of the lease term or the economic life of the property. The Company allocates each minimum lease payment between a reduction of the lease obligation and interest expense, yielding a fixed rate of interest throughout the lease obligation.

On certain leases the Company is involved with the construction of the building (typically on land owned by the landlord). When the Company is the deemed owner of the project for accounting purposes, the Company records the amount of total project costs incurred during the construction period. At completion of the construction project, the Company evaluates whether the transfer to the landlord/owner meets the requirements for sale-leaseback treatment. If it does not meet such requirements, which is typical, the Company records amounts funded by or received from the landlord as a financing obligation. Payments under such leases are bifurcated between the ground rent on the land, which is considered to be an operating lease, and payments for the building portion which is a financing obligation. The Company then allocates the lease payment for the building portion between a reduction of the financing obligation and interest expense, yielding a fixed rate of interest throughout the lease obligation.

In certain leases, the last payment at the end of the lease term is settled by a transfer of the property to the landlord in settlement of the remaining financing obligation. The amount of amortization of the asset and the financing obligation is structured at the outset such that the remaining residual book value of the asset is always equal to or less than the remaining financing obligation at the end of the lease term. If the remaining financing obligation is greater than the residual book value at the end of the lease term, the Company will recognize a gain at the end of the lease term.

Debt Issuance Costs	Debt Issuance Costs Debt issuance costs are amortized to interest expense using the effective interest method over the life of the related debt.
Commitments and Contingencies

Commitments and Contingencies

In accordance with ASC 450, liabilities for loss contingencies arising from claims, assessments, litigation and other sources are recorded when it is probable that a liability has been incurred and the amount of the claim, assessment or damages can be reasonably estimated. Otherwise the Company expenses these costs as incurred. Depending on the nature of the charge, these expenses are recorded in other theatre operating costs or general and administrative charges in the Company’s consolidated statements of operations.

Investments in Unconsolidated Affiliates

Investments in Unconsolidated Affiliates

Investments in unconsolidated affiliates over which the Company has significant influence are accounted for under the equity method of accounting. The investments are carried at the cost of acquisition, including subsequent capital contributions by the Company, plus the Company’s equity in undistributed earnings or losses since acquisition. See Note 12—Investments in Unconsolidated Affiliates. The Company regularly reviews its equity method investments for impairment, including when the carrying amount of an investment exceeds its related fair value. The Company evaluates information such as budgets, business plans and financial statements of its equity method investees in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include, among others, recurring operating losses and defaults on credit agreements.

Reclassifications

Reclassifications

The Company previously reported salaries and benefits and theatre occupancy costs as a component of other theatre operating costs in its consolidated statements of operations. The 2013 and 2012 amounts have been reclassified from other theatre operating costs to separate line items on the consolidated statement of operations to conform to the 2014 presentation. The Company previously reported deferred revenues expected to be recognized within one year as a component of accrued expenses in its consolidated balance sheets. The 2013 amounts have been reclassified from accrued expenses to a separate line item on the consolidated balance sheet to conform to the 2014 presentation.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (“FASB”) issued ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”). The amendments in ASU 2013-11 require an entity to present an unrecognized tax benefit in the financial statements as a reduction to a deferred tax asset for a net operating loss (“NOL”) carryforward, a similar tax loss or a tax credit carryforward except when (1) an NOL carryforward, a similar tax loss, or a tax credit carryforward is not available as of the reporting date under the governing tax law to settle taxes that would result from the disallowance of the tax position; or (2) the entity does not intend to use the deferred tax asset for this purpose (provided that the tax law permits a choice). If either of these conditions exists, an entity should present an unrecognized tax benefit in the financial statements as a liability and should not net the unrecognized tax benefit with a deferred tax asset. The amendment does not affect the recognition or measurement of uncertain tax positions under ASC 740. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. This ASU did not have an impact on the Company’s consolidated financial statements.

In April 2014, the FASB issued ASU 2014-08, Presentation of Financial Statements and Property Plant and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. ASU 2014-08 amends the definition of a discontinued operation in ASC 205-20 and requires entities to provide additional disclosures about disposal transactions that do not meet discontinued operations criteria. Under ASU 2014-08, a component of an entity is classified as a discontinued operation if 1) the component has been disposed of or is classified as held for sale and 2) the component or group of components represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. For transactions that do not meet discontinued operations criteria but are considered individually significant components, additional disclosure is required. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in the financial statements previously issued or available for issuance. The ASU is effective for fiscal years beginning on or after December 15, 2014.

The Company periodically closes certain theatres due to an expiring lease, underperformance or the better opportunity to deploy invested capital, and classifies the operations and cash flows as discontinued operations when the Company no longer has operations in a given market. The operations and cash flows associated with these closed theatres are not significant to the Company’s consolidated statement of operations or cash flows. The Company adopted this ASU during its second fiscal quarter of 2014 and does not believe that the majority of future theatre closures will be classified as discontinued operations or will be considered individually significant components.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. The core principal of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: identify contract(s) with a customer; identify the performance obligations in the contract; determine the transaction price; allocate the transaction price to the performance obligations in the contract; and recognize revenue when (or as) the entity satisfies a performance obligation. ASU 2014-09 supersedes the revenue recognition requirements in Accounting Standards Codification Topic No. 605, “Revenue Recognition,” most industry-specific guidance throughout the industry topics of the accounting standards codification, and some cost guidance related to construction-type and production-type contracts. ASU 2014-09 is effective for public entities for annual periods and interim periods within those annual periods beginning after December 15, 2016. Early adoption is not permitted. Companies may use either a full retrospective or a modified retrospective approach to adopt ASU 2014-09. The Company is currently evaluating the potential impact of adopting this guidance, but does not believe that it will have a significant impact on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern. ASU 2014-15 provides guidance around management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2014, the FASB issued ASU 2014-17, Business Combinations: Pushdown Accounting. The amendments in ASU 2014-17 provide an acquired entity the option of applying pushdown accounting in its stand-alone financial statements upon a change in control event. An acquired entity should determine whether to elect to apply pushdown accounting for each individual change-in-control event in which an acquirer obtains control of the acquired entity. If pushdown accounting is not applied in the reporting period in which the change-in-control event occurs, an acquired entity will have the option to elect to apply pushdown accounting in a subsequent reporting period to the acquired entity’s most recent change-in-control event. The amendments became effective upon issuance of the ASU. ASU 2014-17 did not have a material impact on the Company’s consolidated financial statements.

In January 2015, the FASB issued ASU 2015-01, Income Statement-Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. ASU 2015-01 eliminates from U.S. GAAP the concept of an extraordinary item. Under existing guidance, an entity is required to separately disclose extraordinary items, net of tax, in the income statement after income from continuing operations if an event or transaction is of an unusual nature and occurs infrequently. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. ASU 2015-01 is not expected to have a material impact on the Company’s consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the SEC did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

Exit or Disposal Cost Obligations

In accordance with ASC 420, Exit or Disposal Cost Obligations, the Company recorded a liability of $2,413 representing the present value of the future contractual commitments for the base rents, taxes and maintenance. As of December 31, 2014, the liability was $1,797. The current portion of the liability is included in accrued expenses and the long-term portion of the liability is included with other long-term liabilities in the accompanying consolidated balance sheets.